Supplement dated October 19, 2018 to your Prospectus dated May 1, 2018, for the Pacific Odyssey (offered before October 1, 2013), Pacific Innovations Select, Pacific Portfolios, Pacific One Select, Pacific Value, and Pacific Voyages variable annuity contracts issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in your Contract Prospectus unless otherwise defined herein. ‘‘We,’’ ‘‘us,’’ or ‘‘our’’ refer to Pacific Life Insurance Company; ‘‘you’’ or ‘‘your’’ refer to the Contract Owner.

This supplement must be preceded or accompanied by the applicable Contract Prospectus dated May 1, 2018, as supplemented.

All changes discussed in this supplement are effective immediately unless otherwise noted below.

Effective November 1, 2018, all references in the Contract Prospectus to the current/annual charge percentage for the following optional living benefit riders will change to the following:

       Current/Annual

       Charge Percentage

CoreIncome Advantage Plus (Single)………………………. 0.85%

CoreIncome Advantage Plus (Joint)………………………… 1.35%

CoreIncome Advantage …………….………………………. 0.55%

If you purchased one of the above referenced riders and your Rider Effective Date is before November 1, 2018, the new percentage will not apply unless a Reset occurs as disclosed in your Contract Prospectus. The Maximum Annual Charge Percentage is not changing for any of the optional riders listed above. Please see the CHARGES, FEES AND DEDUCTIONS – Optional Rider Charges section and the OPTIONAL LIVING BENEFIT RIDERS section in the Contract Prospectus for complete information.

Reorganization of the Floating Rate Loan Portfolio and Transfer to the Floating Rate Income Portfolio

On September 26, 2018, the Board of Trustees of Pacific Select Fund approved a plan of reorganization for vote by affected Contract Owners. If the reorganization is approved, Floating Rate Loan Portfolio fund shares will be transferred to the Floating Rate Income Portfolio and the reorganization will take place on or about March 1, 2019 (the “Reorganization Date”). This is only a transaction involving the Floating Rate Loan Portfolio and the Floating Rate Income Portfolio mentioned above and is not a reorganization of your Variable Annuity Contract.

Effective February 20, 2019, the Floating Rate Loan Portfolio will be closed to new allocations and only Contract Owners that have Contract Value in the Floating Rate Loan Portfolio as of the end of the Business Day on February 19, 2019, may continue to make Purchase Payments, transfers, or withdrawals involving the Floating Rate Loan Portfolio. If you have Contract Value in the Floating Rate Loan Portfolio and withdraw or transfer out 100% of the Contract Value, you will not be able to re-invest in the Floating Rate Loan Portfolio.

For thirty (30) calendar days before the Reorganization Date, if you have Contract Value allocated to the Subaccount investing in the Floating Rate Loan Portfolio, you may make a one-time transfer of all or a portion of such Contract Value to any other available Subaccount without the transfer counting towards the twenty-five (25) transfers permitted each calendar year. All other transfers are subject to limitations as described in your Contract Prospectus.

On the Reorganization Date, any Contract Value that remains allocated to the Subaccount investing in the Floating Rate Loan Portfolio after the close of business will be transferred to the Subaccount investing in the Floating Rate Income Portfolio. Such transfers will be based on the applicable Subaccount Unit values, and the relative net asset values of the Floating Rate Loan Portfolio and the Floating Rate Income Portfolio, as of the close of business on the Reorganization Date. You will not incur any tax liability because of the reorganization and your Contract Value immediately before the reorganization will be equal to your Contract Value immediately after the reorganization. The reorganization transactions will not be treated as transfers that count toward the number of transfers that may be made in a given calendar year.

After the Reorganization Date, the Floating Rate Loan Portfolio Subaccount will no longer exist and, unless you instruct us otherwise, any outstanding instruction you have on file with us that designates the Floating Rate Loan Portfolio Subaccount will be deemed an instruction for the Floating Rate Income Portfolio Subaccount. This includes, but is not limited to, instructions for Purchase Payment allocations, partial withdrawals, and transfer instructions (including instructions under any systematic transfer option). During the thirty (30) calendar day period after the Reorganization Date, you may make a one-time transfer out of the Floating Rate Income Portfolio Subaccount without the transfer counting towards the transfer limitations described in your Contract Prospectus. All other transfers are subject to limitations as described in your Contract Prospectus.

Please work with your financial advisor to determine if your existing allocation instructions should be changed before or after the Reorganization Date. You may submit a transfer request to us electronically by signing into your account at www.PacificLife.com, by telephone at (800) 722-4448, or by using any other means described in the Contract Prospectus. Please see ADDITIONAL INFORMATION – Inquiries and Submitting Forms and Requests in the Contract Prospectus for details.

Any references to the Floating Rate Loan Portfolio are deleted from the Contract Prospectus after the Reorganization Date.

Custom Model Program Change – New Investment Option

Effective close of business March 1, 2019, the Floating Rate Income Portfolio will be added as an available Investment Option within Category A – Fixed Income Investment Options.

Pacific Select Fund Portfolio Manager/Subadviser Changes

The Manager/Subadviser for the Currency Strategies Portfolio will change from two subadvisers to one subadviser. UBS Asset Management (Americas) will now be the sole subadviser.

The Manager/Subadviser name for the Diversified Bond Portfolio is changed from Western Asset Management Company to Western Asset Management Company, LLC.

For more information on the subadviser changes, see the Pacific Select Fund Prospectus. You can obtain a Pacific Select Fund prospectus and any supplements by contacting your financial advisor or online at www.PacificLife.com/PacificSelectFund.html.

Form No. VA2SUP1018

Supplement dated October 19, 2018 to your Prospectus dated May 1, 2018,

for the Pacific Journey Select (offered before October 1, 2013) and Pacific Value Select (offered before October 1, 2013)

variable annuity contracts issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in your Contract Prospectus unless otherwise defined herein. ‘‘We,’’ ‘‘us,’’ or ‘‘our’’ refer to Pacific Life Insurance Company; ‘‘you’’ or ‘‘your’’ refer to the Contract Owner.

This supplement must be preceded or accompanied by the applicable Contract Prospectus dated May 1, 2018, as supplemented.

All changes discussed in this supplement are effective immediately unless otherwise noted below.

Effective November 1, 2018, all references in the Contract Prospectus to the current/annual charge percentage for the following optional living benefit riders will change to the following:

       Current/Annual

       Charge Percentage

CoreIncome Advantage Plus (Single)………………………. 0.85%

CoreIncome Advantage Plus (Joint)………………………… 1.35%

If you purchased one of the above referenced riders and your Rider Effective Date is before November 1, 2018, the new percentage will not apply unless a Reset occurs as disclosed in your Contract Prospectus. The Maximum Annual Charge Percentage is not changing for any of the optional riders listed above. Please see the CHARGES, FEES AND DEDUCTIONS – Optional Rider Charges section and the OPTIONAL LIVING BENEFIT RIDERS section in the Contract Prospectus for complete information.

Reorganization of the Floating Rate Loan Portfolio and Transfer to the Floating Rate Income Portfolio

On September 26, 2018, the Board of Trustees of Pacific Select Fund approved a plan of reorganization for vote by affected Contract Owners. If the reorganization is approved, Floating Rate Loan Portfolio fund shares will be transferred to the Floating Rate Income Portfolio and the reorganization will take place on or about March 1, 2019 (the “Reorganization Date”). This is only a transaction involving the Floating Rate Loan Portfolio and the Floating Rate Income Portfolio mentioned above and is not a reorganization of your Variable Annuity Contract.

Effective February 20, 2019, the Floating Rate Loan Portfolio will be closed to new allocations and only Contract Owners that have Contract Value in the Floating Rate Loan Portfolio as of the end of the Business Day on February 19, 2019, may continue to make Purchase Payments, transfers, or withdrawals involving the Floating Rate Loan Portfolio. If you have Contract Value in the Floating Rate Loan Portfolio and withdraw or transfer out 100% of the Contract Value, you will not be able to re-invest in the Floating Rate Loan Portfolio.

For thirty (30) calendar days before the Reorganization Date, if you have Contract Value allocated to the Subaccount investing in the Floating Rate Loan Portfolio, you may make a one-time transfer of all or a portion of such Contract Value to any other available Subaccount without the transfer counting towards the twenty-five (25) transfers permitted each calendar year. All other transfers are subject to limitations as described in your Contract Prospectus.

On the Reorganization Date, any Contract Value that remains allocated to the Subaccount investing in the Floating Rate Loan Portfolio after the close of business will be transferred to the Subaccount investing in the Floating Rate Income Portfolio. Such transfers will be based on the applicable Subaccount Unit values, and the relative net asset values of the Floating Rate Loan Portfolio and the Floating Rate Income Portfolio, as of the close of business on the Reorganization Date. You will not incur any tax liability because of the reorganization and your Contract Value immediately before the reorganization will be equal to your Contract Value immediately after the reorganization. The reorganization transactions will not be treated as transfers that count toward the number of transfers that may be made in a given calendar year.

After the Reorganization Date, the Floating Rate Loan Portfolio Subaccount will no longer exist and, unless you instruct us otherwise, any outstanding instruction you have on file with us that designates the Floating Rate Loan Portfolio Subaccount will be deemed an instruction for the Floating Rate Income Portfolio Subaccount. This includes, but is not limited to, instructions for Purchase Payment allocations, partial withdrawals, and transfer instructions (including instructions under any systematic transfer option). During the thirty (30) calendar day period after the Reorganization Date, you may make a one-time transfer out of the Floating Rate Income Portfolio Subaccount without the transfer counting towards the transfer limitations described in your Contract Prospectus. All other transfers are subject to limitations as described in your Contract Prospectus.

Please work with your financial advisor to determine if your existing allocation instructions should be changed before or after the Reorganization Date. You may submit a transfer request to us electronically by signing into your account at www.PacificLife.com, by telephone at (800) 722-4448, or by using any other means described in the Contract Prospectus. Please see ADDITIONAL INFORMATION – Inquiries and Submitting Forms and Requests in the Contract Prospectus for details.

Any references to the Floating Rate Loan Portfolio are deleted from the Contract Prospectus after the Reorganization Date.

Custom Model Program Change – New Investment Option

Effective close of business on March 1, 2019, the Floating Rate Income Portfolio will be added as an available Investment Option within Category A – Fixed Income Investment Options.

Pacific Select Fund Portfolio Manager/Subadviser Changes

The Manager/Subadviser for the Currency Strategies Portfolio will change from two subadvisers to one subadviser. UBS Asset Management (Americas) will now be the sole subadviser.

The Manager/Subadviser name for the Diversified Bond Portfolio is changed from Western Asset Management Company to Western Asset Management Company, LLC.

For more information on the subadviser changes, see the Pacific Select Fund Prospectus. You can obtain a Pacific Select Fund prospectus and any supplements by contacting your financial advisor or online at www.PacificLife.com/PacificSelectFund.html.

Form No. PJSVSSUP1018